UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 14, 2017 to January 15, 2018

Commission File Number of issuing entity: 333-181822-04

Central Index Key Number of issuing entity: 0001601385

SMART ABS SERIES 2014-1US TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor: 333-181822

Central Index Key Number of depositor and sponsor: 0001549785

MACQUARIE LEASING PTY LIMITED

(Exact name of depositor and sponsor as specified in its charter)

Karleen Munns

+ 61 (2) 8232-8072

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Australia

(State or other jurisdiction of incorporation or organization of issuing entity)

98-1157643

(IRS Employer Identification Number of issuing entity)

Level 7 1 Shelley Street Sydney, NSW 2000, Australia	Not Applicable
(Address of principal executive offices)	(Zip Code)

+ 61 (2) 8232-3333

(Telephone Number, Including Area Code)

(Level 3, 9 Hunter Street, Sydney, NSW 2000, Australia)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (if Section 12(b)
Class A-1 Notes			☒
Class A-2a Notes			☒
Class A-2b Notes			☒
Class A-3a Notes			☒
Class A-3b Notes			☒
Class A-4a Notes			☒
Class A-4b Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes   ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of SMART ABS Series 2014-1US Trust for the distribution period commencing on December 14, 2017 and ending on January 15, 2018 is set forth in the attached Monthly Servicer Report.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

None.

Item 8. Significant Enhancement Provider Information.

None.

Item 9. Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to SMART ABS Series 2014-1US Trust for the distribution period commencing on December 14, 2017 and ending on January 15, 2018. Macquarie Leasing Pty Limited most recently filed a Form ABS-15G with the SEC on January 31, 2017 with respect to all asset-backed securities for which it acted as securitizer. Macquarie Leasing Pty Limited’s CIK number is 0001549785.

Item 10. Exhibits.

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on December 14, 2017 and ending on January 15, 2018.

EXHIBITS INDEX

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on December 14, 2017 and ending on January 15, 2018.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MACQUARIE LEASING PTY LIMITED
(Depositor)

/s/ Phil Castro
Name:	Phil Castro
Title:	Division Director

Date: January 23, 2018